Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Income before income taxes	R$ 21,024,584	R$ 16,900,515	R$ 10,208,351
Adjustments to reconcile income before income tax to net cash flow from operating activities:
Expected credit losses on loans and advances	28,677,857	26,636,776	30,176,989
Change in insurance contract liabilities	38,744,724	36,983,145	42,456,177
Net (gains)/losses on financial assets measured at fair value through other comprehensive income	99,338	(1,031,353)	(1,841,022)
Expenses with provisions and provisions and legal proceedings	8,651,252	5,962,311	6,339,505
Impairment of financial assets	930,103	889,156	1,940,035
Depreciation	2,445,475	2,624,029	2,626,085
Amortization of intangible assets	4,617,792	4,110,451	3,894,031
Share of profit of associates and joint ventures	(2,162,627)	(1,531,585)	(2,101,681)
(Gains)/losses on disposal of non-current assets held for sale and discontinued operations	(183,210)	4,610	(69,294)
(Gains)/Losses from disposal of property and equipment	128,824	(206,129)	(139,024)
(Gains)/Losses on the sale of investments in associates	(75,760)	9,572	14,350
Effect of changes in foreign exchange rates on cash and cash equivalents	88,334	305,225	(239,325)
(Increase) in assets	(477,695,664)	(243,462,720)	(280,034,814)
Compulsory deposits with the Central Bank	(1,593,070)	(269,843)	(15,544,506)
Loans and advances to financial institutions	(42,394,365)	34,811,727	(35,005,630)
Loans and advances to customers	(222,988,685)	(222,987,244)	(111,830,757)
Financial assets measured at fair value through profit or loss	(179,396,550)	10,561,049	(85,699,349)
Other assets	(31,322,994)	(65,578,409)	(31,954,572)
Increase in Liabilities	305,928,405	187,376,170	180,319,296
Deposits from banks	115,125,195	75,764,307	79,263,662
Deposits from customers	133,119,132	65,790,467	82,532,445
Financial liabilities measured at fair value through profit or loss	2,027,719	698,391	2,200,896
Insurance contract liabilities	2,177,932	(2,982,547)	(2,419,920)
Other provisions	(8,121,825)	(8,266,381)	(6,649,634)
Other liabilities	61,600,252	56,371,933	25,391,847
Cash generated by/(used in) operations	(68,780,573)	35,570,173	(6,450,341)
Interest received	119,910,827	102,544,122	102,617,786
Interest paid	(106,027,455)	(80,755,464)	(88,961,324)
Income tax and social contribution paid	(7,636,799)	(7,130,346)	(7,383,749)
Net cash provided by/(used in) operating activities	(62,534,000)	50,228,485	(177,628)
Investing activities
(Acquisitions) of subsidiaries, net of cash and cash equivalents		(211,140)	(84,767)
(Acquisition) of financial assets measured at fair value through other comprehensive income	(106,441,298)	(82,179,390)	(61,444,346)
Disposal of financial assets measured at fair value through other comprehensive income	114,540,219	59,625,006	112,549,913
Maturity of financial assets at amortized cost	118,844,153	73,546,725	41,071,327
(Acquisition) of financial assets at amortized cost	(106,760,956)	(75,033,463)	(47,841,394)
Disposal of non-current assets held for sale and discontinued operations	1,120,065	614,125	640,484
(Acquisitions) of investments in associates	(2,889,926)	(1,160,720)	(14,333)
Disposal of investments in associates	65,458
Dividends and interest on equity received	401,192	479,427	978,932
(Acquisition) of property and equipment	(5,022,225)	(2,296,075)	(1,953,063)
Proceeds from sale of property and equipment	1,135,547	590,570	1,350,060
(Acquisition) of intangible assets	(6,608,243)	(5,752,383)	(7,187,567)
Interest received on financial assets at FVTPL and amortized cost	51,446,230	26,763,769	45,540,986
Net cash provided by / (used in) investing activities	59,830,216	(5,013,549)	83,606,232
Financing activities
Funds from securities issued	156,468,949	54,734,757	105,259,934
Payments on securities issued	(110,395,146)	(56,728,025)	(87,026,367)
Funds from subordinated debt issued	8,059,200	9,000,300	1,129,800
Payments on subordinated debt	(12,484,908)	(5,313,269)	(3,569,094)
Lease payments	(1,538,211)	(1,403,269)	(1,665,781)
Non-controlling shareholders	(251,292)	(439,572)	(44,182)
Interest paid on financing liabilities	(39,516,788)	(16,416,686)	(28,219,163)
Interest on equity/dividends paid	(11,834,032)	(6,541,998)	(8,927,917)
Acquisition of treasury shares	(222,621)	(568,728)
Net cash provided by/(used in) financing activities	(11,714,849)	(23,676,490)	(23,062,770)
(Decrease)/increase in cash and cash equivalents	(14,418,633)	21,538,446	60,365,834
Cash and cash equivalents
At the beginning of the period	208,023,801	186,790,580	126,185,421
Effect of changes in foreign exchange rates on cash and cash equivalents	(88,334)	(305,225)	239,325
At period end	193,516,834	208,023,801	186,790,580
Increase in cash and cash equivalents	R$ (14,418,633)	R$ 21,538,446	R$ 60,365,834